Property and Equipment, Net (Details Textual) - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property And Equipment, Net (Textual)
Depreciation expenses	$ 78,671	$ 68,941
Office equipment cost	18,644	3,047
Accumulated depreciation	2,830	1,282
Net loss disposal of office equipment	$ (15,242)	$ (1,025)